Subsequent events	12 Months Ended
Dec. 31, 2019
Significant events
Significant events

34.    Subsequent events

a) Coronavirus outbreak

The Coronavirus outbreak (“COVID-19”) was first reported on December 30, 2019. The responses by various governments and international organizations which highlighted the severity of the outbreak occurred after December 31, 2019. Since then, there have been worldwide reports of contagion and fatalities. On March 3, 2020, the outbreak was characterized as a Pandemic by the World Health Organization.

The COVID-19 outbreak has developed rapidly in 2020 and measures taken to contain the virus have affected economic activity, which in turn has implications on the Company’s results of operations and cash flows. Although the COVID-19 existed at December 31, 2019, it is the severity of the virus and the responses to the outbreak which may have an impact on the entity’s operations. These events arose after the reporting period, as such the outbreak is a non-adjusting event for the reporting period ending December 31, 2019 and no adjustment needs to be made to amounts recognized in the December 31, 2019 financial statements.

As the outbreak develops over the regions where Vale’s operations are concentrated, the Company may face workforce related operational difficulties and may need to adopt contingency measures or eventually suspend operations. Also, a significant portion of the Company’s revenue is originated from sales made to customers in Asia and Europe, and Vale as well rely on an extensive logistics and supply chain, including several ports, distribution centers and suppliers that have operations in affected regions. Abnormally large changes have occurred in the valuation of financial assets across many markets since December 31, 2019 meaning that the fair values of our assets and liabilities may change.

On March 16, 2020, the Company announced that as a precaution in the wake of COVID-19 to help protect the health and well-being of employees and the Nunatsiavut and Innu communities in Labrador, the decision was made to ramp down operations at Voisey’s Bay and place it on care and maintenance for a period of four weeks.  On March 23, 2020, the Company decided to temporarily halt, its distribution center in Malaysia (the Teluk Rubiah Maritime Terminal) as the Company is temporarily unable to secure the minimum resources to safely operate the terminal.

On March 24, 2020, the Company drew down its revolving credit facilities in the amount of US$5 billion as a precautionary measure in order to increase its cash position and preserve financial flexibility in light of current uncertainty in the global markets resulting from the COVID-19 outbreak.

The Company is closely evaluating the impact of the COVID-19 on its business. The situation is evolving and could become material if there is significant supply chain disruption or customer demand declines. At this time, we have not suffered any material impact to our operations, logistics, or sales. However, the outbreak continues to be fluid and uncertain, making it impossible to forecast the final impact it could have on the global financial markets and economy, and in turn, on the Company’s business, liquidity, and financial position.

b) Other acquisitions and divestitures

As disclosed on note 14 of these financial statements, the Company entered into agreements to sell its 25% interest in Henan Longyu and to divest 20% of its interest in PTVI. The closing of both transactions were expected in the first quarter of 2020. However, due to the recent developments of the COVID-19 outbreak, the closing of these transactions have been pushed back to later dates in 2020.

c) U.S. Securities class action suits - Brumadinho Dam failure (note 3)

On December 13, 2019, Vale made a motion to dismiss the amended complaint and, in January 2020, the lead plaintiff filed an opposition to our motion to dismiss.  On February 21, 2020, the Company filed a reply to the opposition. In March, the lead plaintiff has requested to start the partial discovery, for which the Company filed an opposition on March 20, 2020. The judge has not issued a decision to date.

Vale intends to defend against this action and mount a full defense against these claims. Given the preliminary status of the actions, it is not possible at this time to determine a range of outcomes or to make reliable estimates of the potential exposure.